UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Intermediate

High Income Fund

SEMIANNUAL REPORT

May 31, 2012

CIH-SEM

MFS® INTERMEDIATE

HIGH INCOME FUND

New York Stock Exchange Symbol: CIF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Through this integrated approach, our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy – Independent	10.6%
Broadcasting	7.3%
Medical & Health Technology & Services	7.0%
Utilities – Electric Power	6.5%
Automotive	5.9%

Composition including fixed income credit quality (a)(i)
A	0.3%
BBB	9.6%
BB	41.2%
B	56.8%
CCC	20.1%
CC	0.4%
C	0.5%
Not Rated	0.3%
Non-Fixed Income	1.7%
Cash & Other	(30.9)%

Portfolio facts (i)
Average Duration (d)	5.6
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the fund since May 2011.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 126.4%
Issuer	Shares/Par		Value ($)

Aerospace - 2.6%
BE Aerospace, Inc., 8.5%, 2018		$315,000	$343,350
Bombardier, Inc., 7.5%, 2018 (n)		405,000	441,450
Bombardier, Inc., 7.75%, 2020 (n)		95,000	104,261
CPI International, Inc., 8%, 2018		250,000	223,750
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	115,000	98,116
Huntington Ingalls Industries, Inc., 7.125%, 2021		$195,000	202,313
Kratos Defense & Security Solutions, Inc., 10%, 2017		160,000	169,600

			$1,582,840
Apparel Manufacturers - 1.5%
Hanesbrands, Inc., 8%, 2016		$165,000	$180,881
Hanesbrands, Inc., 6.375%, 2020		100,000	102,125
Hanesbrands, Inc., FRN, 4.145%, 2014		131,000	131,001
Jones Group, Inc., 6.875%, 2019		115,000	110,544
Levi Strauss & Co., 6.875%, 2022 (n)		40,000	39,700
Phillips-Van Heusen Corp., 7.375%, 2020		335,000	365,988

			$930,239
Asset-Backed & Securitized - 0.5%
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051 (z)		$450,000	$77,864
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049		275,000	68,521
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		107,324	102,494
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.052%, 2051		155,000	43,497

			$292,376
Automotive - 5.6%
Accuride Corp., 9.5%, 2018		$445,000	$465,025
Allison Transmission, Inc., 7.125%, 2019 (n)		245,000	256,025
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		200,000	200,500
Ford Motor Co., 7.45%, 2031		165,000	214,913
Ford Motor Credit Co. LLC, 8%, 2014		125,000	139,103
Ford Motor Credit Co. LLC, 12%, 2015		960,000	1,212,000
General Motors Financial Co., Inc., 6.75%, 2018		215,000	230,818
Goodyear Tire & Rubber Co., 7%, 2022		85,000	83,300
IDQ Holdings, Inc., 11.5%, 2017 (z)		90,000	94,050
Jaguar Land Rover PLC, 8.125%, 2021 (n)		345,000	348,450
Lear Corp., 8.125%, 2020		190,000	212,800

			$3,456,984

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Basic Industry - 0.3%
Trimas Corp., 9.75%, 2017	$172,000	$187,910

Broadcasting - 6.9%
Allbritton Communications Co., 8%, 2018	$175,000	$181,125
AMC Networks, Inc., 7.75%, 2021 (n)	136,000	150,960
Clear Channel Communications, Inc., 9%, 2021	223,000	191,780
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	225,000	214,875
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	10,000	9,400
Hughes Network Systems LLC, 7.625%, 2021	215,000	222,525
Inmarsat Finance PLC, 7.375%, 2017 (n)	165,000	175,725
Intelsat Bermuda Ltd., 11.25%, 2017	400,000	393,000
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	325,000	319,313
Intelsat Jackson Holdings Ltd., 11.25%, 2016	163,000	170,131
LBI Media, Inc., 8.5%, 2017 (z)	150,000	30,000
Liberty Media Corp., 8.5%, 2029	215,000	218,225
Liberty Media Corp., 8.25%, 2030	45,000	45,788
LIN Television Corp., 8.375%, 2018	55,000	56,375
Local TV Finance LLC, 9.25%, 2015 (p)(z)	268,809	273,849
Newport Television LLC, 13%, 2017 (n)(p)	173,412	178,614
Nexstar Broadcasting Group, Inc., 8.875%, 2017	80,000	83,600
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	125,000	137,500
Sinclair Broadcast Group, Inc., 8.375%, 2018	40,000	42,900
SIRIUS XM Radio, Inc., 13%, 2013 (n)	110,000	123,475
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	220,000	248,050
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	170,000	181,900
Townsquare Radio LLC, 9%, 2019 (z)	100,000	102,500
Univision Communications, Inc., 6.875%, 2019 (n)	240,000	234,000
Univision Communications, Inc., 7.875%, 2020 (n)	150,000	153,375
Univision Communications, Inc., 8.5%, 2021 (n)	135,000	130,275

		$4,269,260
Brokerage & Asset Managers - 1.1%
E*TRADE Financial Corp., 7.875%, 2015	$260,000	$263,900
E*TRADE Financial Corp., 12.5%, 2017	365,000	418,838

		$682,738
Building - 2.5%
Building Materials Holding Corp., 6.875%, 2018 (n)	$165,000	$170,361
Building Materials Holding Corp., 7%, 2020 (n)	115,000	120,750
Building Materials Holding Corp., 6.75%, 2021 (n)	100,000	102,250
CEMEX S.A., 9.25%, 2020	375,000	296,250
HD Supply, Inc., 8.125%, 2019 (n)	80,000	83,400
Masonite International Corp., 8.25%, 2021 (n)	230,000	234,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Nortek, Inc., 10%, 2018		$120,000	$126,600
Nortek, Inc., 8.5%, 2021		245,000	237,650
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (z)		80,000	80,800
USG Corp., 7.875%, 2020 (n)		110,000	112,475

			$1,564,561
Business Services - 1.6%
Ceridian Corp., 12.25%, 2015 (p)		$120,000	$109,800
Fidelity National Information Services, Inc., 7.625%, 2017		80,000	87,100
Fidelity National Information Services, Inc., 5%, 2022 (n)		105,000	101,981
iGate Corp., 9%, 2016		289,000	306,340
Iron Mountain, Inc., 8.375%, 2021		220,000	234,850
SunGard Data Systems, Inc., 10.25%, 2015		47,000	48,293
SunGard Data Systems, Inc., 7.375%, 2018		100,000	101,750

			$990,114
Cable TV - 5.1%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$60,000	$61,050
CCH II LLC, 13.5%, 2016		285,000	319,200
CCO Holdings LLC, 7.875%, 2018		355,000	380,736
CCO Holdings LLC, 8.125%, 2020		400,000	440,000
Cequel Communications Holdings, 8.625%, 2017 (n)		120,000	126,450
CSC Holdings LLC, 8.5%, 2014		255,000	280,819
DISH DBS Corp., 6.75%, 2021		105,000	108,413
EchoStar Corp., 7.125%, 2016		160,000	171,200
ONO Finance ll PLC, 10.875%, 2019 (n)		150,000	120,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	122,414
UPC Holding B.V., 9.875%, 2018 (n)		$100,000	108,000
UPCB Finance III Ltd., 6.625%, 2020 (n)		354,000	348,690
Videotron Ltee, 5%, 2022 (n)		115,000	112,125
Virgin Media Finance PLC, 9.5%, 2016		83,000	91,923
Virgin Media Finance PLC, 5.25%, 2022		200,000	195,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	135,000	178,613

			$3,164,633
Chemicals - 4.5%
Celanese U.S. Holdings LLC, 6.625%, 2018		$335,000	$354,260
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		465,000	462,675
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		60,000	52,350
Huntsman International LLC, 8.625%, 2021		235,000	263,200
INEOS Finance PLC, 8.375%, 2019 (n)		200,000	205,500
INEOS Group Holdings PLC, 8.5%, 2016 (n)		160,000	144,400
LyondellBasell Industries N.V., 6%, 2021 (n)		275,000	294,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Momentive Performance Materials, Inc., 12.5%, 2014	$505,000	$528,988
Momentive Performance Materials, Inc., 11.5%, 2016	260,000	195,000
Polypore International, Inc., 7.5%, 2017	255,000	266,475

		$2,767,098
Computer Software - 1.3%
Lawson Software, Inc., 11.5%, 2018 (n)	$300,000	$329,250
Lawson Software, Inc., 9.375%, 2019 (n)	30,000	30,900
Syniverse Holdings, Inc., 9.125%, 2019	295,000	316,388
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	85,000	89,675
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	40,000	46,850

		$813,063
Computer Software - Systems - 1.6%
Audatex North America, Inc., 6.75%, 2018 (n)	$140,000	$144,200
CDW LLC/CDW Finance Corp., 12.535%, 2017	95,000	101,650
CDW LLC/CDW Finance Corp., 8.5%, 2019 (n)	65,000	66,786
CDW LLC/CDW Finance Corp., 8.5%, 2019	305,000	313,386
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	350,000	381,500

		$1,007,522
Conglomerates - 2.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$375,000	$397,500
Dynacast International LLC, 9.25%, 2019 (z)	200,000	206,000
Griffon Corp., 7.125%, 2018	365,000	366,825
Tomkins LLC/Tomkins, Inc., 9%, 2018	373,000	409,834

		$1,380,159
Consumer Products - 1.4%
ACCO Brands Corp., 6.75%, 2020	$40,000	$41,100
Easton-Bell Sports, Inc., 9.75%, 2016	145,000	158,413
Elizabeth Arden, Inc., 7.375%, 2021	280,000	305,550
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	20,000	20,550
Jarden Corp., 7.5%, 2020	195,000	211,088
Libbey Glass, Inc., 10%, 2015	14,000	14,910
Libbey Glass, Inc., 6.875%, 2020 (z)	80,000	80,200
Prestige Brands, Inc., 8.125%, 2020 (z)	20,000	21,600

		$853,411
Consumer Services - 1.7%
Realogy Corp., 11.5%, 2017	$170,000	$150,450
Service Corp. International, 6.75%, 2015	25,000	27,000
Service Corp. International, 7%, 2017	785,000	873,313

		$1,050,763

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - 3.1%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	$400,000	$412,000
Ball Corp., 5%, 2022	134,000	135,340
Exopack Holding Corp., 10%, 2018	155,000	157,325
Greif, Inc., 6.75%, 2017	350,000	375,375
Reynolds Group, 7.75%, 2016 (n)	100,000	105,500
Reynolds Group, 7.125%, 2019 (n)	225,000	231,188
Reynolds Group, 9.875%, 2019 (n)	100,000	99,750
Reynolds Group, 8.5%, 2021 (n)	285,000	264,338
Sealed Air Corp., 8.125%, 2019 (n)	40,000	43,400
Sealed Air Corp., 8.375%, 2021 (n)	40,000	44,000
Tekni-Plex, Inc., 9.75%, 2019 (z)	40,000	39,700

		$1,907,916
Defense Electronics - 0.8%
Ducommun, Inc., 9.75%, 2018	$166,000	$175,545
ManTech International Corp., 7.25%, 2018	145,000	152,975
MOOG, Inc., 7.25%, 2018	135,000	141,750

		$470,270
Electrical Equipment - 0.3%
Avaya, Inc., 9.75%, 2015	$205,000	$169,125
Avaya, Inc., 7%, 2019 (z)	45,000	40,275

		$209,400
Electronics - 1.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$280,000	$294,700
Freescale Semiconductor, Inc., 8.05%, 2020	85,000	80,750
Nokia Corp., 5.375%, 2019	65,000	53,051
Sensata Technologies B.V., 6.5%, 2019 (n)	305,000	305,763

		$734,264
Energy - Independent - 10.4%
ATP Oil & Gas Corp., 11.875%, 2015	$245,000	$130,463
BreitBurn Energy Partners LP, 8.625%, 2020	85,000	88,186
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	135,000	132,300
Carrizo Oil & Gas, Inc., 8.625%, 2018	160,000	167,200
Chaparral Energy, Inc., 7.625%, 2022 (n)	125,000	127,810
Chesapeake Energy Corp., 6.875%, 2020	100,000	94,750
Concho Resources, Inc., 8.625%, 2017	110,000	119,900
Concho Resources, Inc., 6.5%, 2022	225,000	235,125
Continental Resources, Inc., 8.25%, 2019	165,000	183,150
Denbury Resources, Inc., 8.25%, 2020	225,000	243,000
Energy XXI Gulf Coast, Inc., 9.25%, 2017	285,000	306,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	$380,000	$389,500
EXCO Resources, Inc., 7.5%, 2018	355,000	299,975
Harvest Operations Corp., 6.875%, 2017 (n)	345,000	361,388
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	70,000	74,550
Laredo Petroleum, Inc., 9.5%, 2019	170,000	188,700
Laredo Petroleum, Inc., 7.375%, 2022 (n)	40,000	40,900
LINN Energy LLC, 6.5%, 2019 (n)	100,000	97,000
LINN Energy LLC, 8.625%, 2020	55,000	58,300
LINN Energy LLC, 7.75%, 2021	209,000	213,703
Newfield Exploration Co., 6.625%, 2016	90,000	92,025
Newfield Exploration Co., 6.875%, 2020	215,000	227,900
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	602,000	579,425
Pioneer Natural Resources Co., 7.5%, 2020	200,000	247,307
Plains Exploration & Production Co., 8.625%, 2019	130,000	141,050
QEP Resources, Inc., 6.875%, 2021	410,000	443,825
Range Resources Corp., 8%, 2019	185,000	201,650
SandRidge Energy, Inc., 8%, 2018 (n)	425,000	425,000
SM Energy Co., 6.5%, 2021	170,000	173,825
Swift Energy Co., 7.875%, 2022	115,000	116,150
Whiting Petroleum Corp., 6.5%, 2018	215,000	224,675

		$6,425,107
Energy - Integrated - 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$100,000	$107,000

Engineering - Construction - 0.3%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$185,000	$185,000

Entertainment - 1.8%
AMC Entertainment, Inc., 8.75%, 2019	$210,000	$224,700
AMC Entertainment, Inc., 9.75%, 2020	210,000	225,750
Cedar Fair LP, 9.125%, 2018	115,000	127,361
Cinemark USA, Inc., 8.625%, 2019	380,000	413,250
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	90,000	98,100

		$1,089,161
Financial Institutions - 7.1%
Ally Financial, Inc., 5.5%, 2017	$430,000	$430,387
CIT Group, Inc., 5.25%, 2014 (n)	510,000	518,925
CIT Group, Inc., 5.25%, 2018	155,000	152,675
CIT Group, Inc., 6.625%, 2018 (n)	274,000	284,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 5.5%, 2019 (n)		$280,000	$272,300
Credit Acceptance Corp., 9.125%, 2017		225,000	241,875
GMAC, Inc., 8%, 2031		35,000	39,375
Icahn Enterprises LP, 8%, 2018		323,000	341,976
International Lease Finance Corp., 4.875%, 2015		105,000	103,468
International Lease Finance Corp., 8.625%, 2015		80,000	87,200
International Lease Finance Corp., 8.75%, 2017		225,000	249,750
International Lease Finance Corp., 7.125%, 2018 (n)		246,000	270,600
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		465,000	502,200
PHH Corp., 9.25%, 2016		265,000	275,600
SLM Corp., 8.45%, 2018		80,000	84,400
SLM Corp., 8%, 2020		460,000	470,821
SLM Corp., 7.25%, 2022		55,000	53,833

			$4,379,660
Food & Beverages - 2.9%
ARAMARK Corp., 8.5%, 2015		$430,000	$440,217
B&G Foods, Inc., 7.625%, 2018		295,000	315,650
Constellation Brands, Inc., 7.25%, 2016		180,000	203,061
Del Monte Foods Co., 7.625%, 2019		30,000	29,100
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		225,000	214,875
Pinnacle Foods Finance LLC, 9.25%, 2015		330,000	336,600
Pinnacle Foods Finance LLC, 8.25%, 2017		50,000	52,250
TreeHouse Foods, Inc., 7.75%, 2018		215,000	232,200

			$1,823,953
Forest & Paper Products - 2.0%
Boise, Inc., 8%, 2020		$225,000	$246,375
Cascades, Inc., 7.75%, 2017		205,000	203,975
Georgia-Pacific Corp., 8%, 2024		115,000	152,815
Graphic Packaging Holding Co., 7.875%, 2018		125,000	137,813
Millar Western Forest Products Ltd., 8.5%, 2021		40,000	33,200
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	155,799
Tembec Industries, Inc., 11.25%, 2018 (n)		$15,000	14,888
Tembec Industries, Inc., 11.25%, 2018		135,000	133,988
Xerium Technologies, Inc., 8.875%, 2018		215,000	162,325

			$1,241,178
Gaming & Lodging - 5.2%
Boyd Gaming Corp., 7.125%, 2016		$165,000	$157,575
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		60,000	59,775
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		695,000	434
GWR Operating Partnership LLP, 10.875%, 2017		135,000	152,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Harrah’s Operating Co., Inc., 11.25%, 2017	$365,000	$387,813
Harrah’s Operating Co., Inc., 10%, 2018	164,000	108,240
Harrah’s Operating Co., Inc., 10%, 2018	270,000	182,250
MGM Mirage, 10.375%, 2014	40,000	45,000
MGM Mirage, 6.625%, 2015	70,000	71,881
MGM Mirage, 7.5%, 2016	35,000	35,788
MGM Resorts International, 11.375%, 2018	405,000	466,763
MGM Resorts International, 9%, 2020	170,000	186,150
Penn National Gaming, Inc., 8.75%, 2019	357,000	393,593
Pinnacle Entertainment, Inc., 8.75%, 2020	130,000	141,375
Pinnacle Entertainment, Inc., 7.75%, 2022	70,000	73,850
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (z)	40,000	40,900
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)	265,000	272,950
Wyndham Worldwide Corp., 6%, 2016	1,000	1,126
Wyndham Worldwide Corp., 7.375%, 2020	105,000	127,675
Wynn Las Vegas LLC, 7.75%, 2020	315,000	342,169

		$3,247,857
Industrial - 1.7%
Altra Holdings, Inc., 8.125%, 2016	$115,000	$122,762
Dematic S.A., 8.75%, 2016 (z)	200,000	207,000
Hillman Group, Inc., 10.875%, 2018	210,000	218,925
Hyva Global B.V., 8.625%, 2016 (n)	200,000	170,500
Mueller Water Products, Inc., 8.75%, 2020	142,000	156,910
Rexel S.A., 6.125%, 2019 (n)	200,000	199,000

		$1,075,097
Insurance - 2.3%
American International Group, Inc., 8.25%, 2018	$170,000	$204,419
American International Group, Inc., 8.175% to 2038, FRN to 2068	505,000	524,569
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	600,000	714,000

		$1,442,988
Insurance - Health - 0.3%
AMERIGROUP Corp., 7.5%, 2019	$155,000	$165,850

Insurance - Property & Casualty - 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$330,000	$455,400
XL Group PLC, 6.5% to 2017, FRN to 2049	475,000	365,750

		$821,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - 2.2%
Case Corp., 7.25%, 2016	$90,000	$98,325
Case New Holland, Inc., 7.875%, 2017	525,000	598,500
CNH Capital LLC, 6.25%, 2016 (n)	65,000	67,761
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	120,000	121,200
RSC Equipment Rental, Inc., 8.25%, 2021	240,000	253,800
UR Financing Escrow Corp., 5.75%, 2018 (n)	115,000	117,013
UR Financing Escrow Corp., 7.625%, 2022 (n)	117,000	119,633

		$1,376,232
Major Banks - 0.9%
Bank of America Corp., 5.65%, 2018	$175,000	$182,288
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	100,000	76,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	365,000	278,313

		$536,601
Medical & Health Technology & Services - 6.9%
Biomet, Inc., 10.375%, 2017 (p)	$85,000	$90,472
Biomet, Inc., 11.625%, 2017	435,000	461,100
Davita, Inc., 6.375%, 2018	505,000	511,313
Davita, Inc., 6.625%, 2020	145,000	146,813
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	188,513
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	85,000	84,363
HCA, Inc., 8.5%, 2019	665,000	733,994
HCA, Inc., 7.5%, 2022	185,000	193,903
HCA, Inc., 5.875%, 2022	85,000	84,363
HealthSouth Corp., 8.125%, 2020	390,000	416,325
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	130,000	122,200
Physio-Control International, Inc., 9.875%, 2019 (z)	135,000	143,100
Teleflex, Inc., 6.875%, 2019	275,000	291,500
Tenet Healthcare Corp., 9.25%, 2015	140,000	154,525
Truven Health Analytics, Inc., 10.625%, 2020 (z)	50,000	50,250
Universal Health Services, Inc., 7%, 2018	130,000	139,100
Universal Hospital Services, Inc., 8.5%, 2015 (p)	280,000	285,250
USPI Finance Corp., 9%, 2020 (n)	70,000	72,625
Vanguard Health Systems, Inc., 0%, 2016	2,000	1,385
Vanguard Health Systems, Inc., 8%, 2018	105,000	102,900

		$4,273,994
Metals & Mining - 3.1%
Arch Coal, Inc., 7.25%, 2020	$110,000	$94,050
Cloud Peak Energy, Inc., 8.25%, 2017	445,000	455,011
Cloud Peak Energy, Inc., 8.5%, 2019	225,000	231,750
Consol Energy, Inc., 8%, 2017	170,000	170,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Consol Energy, Inc., 8.25%, 2020	$110,000	$110,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	245,000	252,963
Peabody Energy Corp., 7.375%, 2016	350,000	387,625
Peabody Energy Corp., 6%, 2018 (n)	110,000	109,725
Peabody Energy Corp., 6.25%, 2021 (n)	110,000	109,725

		$1,921,274
Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020	$80,000	$78,800
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	105,000	93,975

		$172,775
Natural Gas - Pipeline - 3.3%
Atlas Pipeline Partners LP, 8.75%, 2018	$280,000	$296,800
Colorado Interstate Gas Co., 6.8%, 2015	91,000	105,794
Crosstex Energy, Inc., 8.875%, 2018	270,000	283,500
El Paso Corp., 7%, 2017	185,000	207,633
El Paso Corp., 7.75%, 2032	395,000	450,830
Energy Transfer Equity LP, 7.5%, 2020	290,000	313,200
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	249,000	268,920
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	67,000	71,355
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	88,000	77,880

		$2,075,912
Network & Telecom - 2.5%
Citizens Communications Co., 9%, 2031	$110,000	$100,650
Eileme 2 AB, 11.625%, 2020 (n)	200,000	196,000
Frontier Communications Corp., 8.125%, 2018	225,000	228,938
Qwest Communications International, Inc., 7.125%, 2018 (n)	315,000	332,777
Qwest Corp., 7.5%, 2014	145,000	162,418
Windstream Corp., 8.125%, 2018	45,000	46,688
Windstream Corp., 7.75%, 2020	375,000	375,000
Windstream Corp., 7.75%, 2021	100,000	100,250

		$1,542,721
Oil Services - 1.2%
Chesapeake Energy Corp., 6.625%, 2019 (n)	$85,000	$73,525
Dresser-Rand Group, Inc., 6.5%, 2021	80,000	81,600
Edgen Murray Corp., 12.25%, 2015	165,000	168,713
Pioneer Drilling Co., 9.875%, 2018 (n)	35,000	36,750
Pioneer Drilling Co., 9.875%, 2018	230,000	241,500
Unit Corp., 6.625%, 2021	135,000	134,325

		$736,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - 1.7%
Capital One Financial Corp., 10.25%, 2039		$305,000	$315,675
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		125,000	121,254
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		210,000	183,341
Santander UK PLC, 8.963% to 2030, FRN to 2049		478,000	463,660

			$1,083,930
Pharmaceuticals - 1.1%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	200,000	$259,665
Endo Health Solutions, Inc., 7%, 2019		$205,000	214,225
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		65,000	66,300
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		125,000	120,938

			$661,128
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018 (z)		$110,000	$104,500

Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 2018 (z)		$28,207	$24,258
Morris Publishing Group LLC, 10%, 2014		66,908	66,072
Nielsen Finance LLC, 11.5%, 2016		97,000	109,610
Nielsen Finance LLC, 7.75%, 2018		165,000	177,375

			$377,315
Railroad & Shipping - 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$90,000	$97,425

Real Estate - 1.3%
CB Richard Ellis Group, Inc., 11.625%, 2017		$180,000	$203,400
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		80,000	71,600
Entertainment Properties Trust, REIT, 7.75%, 2020		200,000	218,443
Kennedy Wilson, Inc., 8.75%, 2019		75,000	77,250
MPT Operating Partnership LP, REIT, 6.875%, 2021		150,000	154,500
MPT Operating Partnership LP, REIT, 6.375%, 2022		70,000	69,650

			$794,843
Retailers - 3.5%
Academy Ltd., 9.25%, 2019 (n)		$160,000	$168,800
Burlington Coat Factory Warehouse Corp., 10%, 2019		210,000	216,825
J. Crew Group, Inc., 8.125%, 2019		145,000	145,544
Limited Brands, Inc., 6.9%, 2017		125,000	139,063
Limited Brands, Inc., 6.95%, 2033		175,000	168,000
Neiman Marcus Group, Inc., 10.375%, 2015		255,000	266,796
QVC, Inc., 7.375%, 2020 (n)		125,000	136,250
Rite Aid Corp., 9.25%, 2020 (z)		95,000	90,963

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	$110,000	$117,150
Toys “R” Us Property Co. II LLC, 8.5%, 2017	330,000	339,488
Toys “R” Us, Inc., 10.75%, 2017	280,000	304,500
Yankee Acquisition Corp., 8.5%, 2015	2,000	2,050
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	90,000	90,225

		$2,185,654
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$70,000	$74,725

Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$125,000	$132,814
Michaels Stores, Inc., 7.75%, 2018	125,000	130,313

		$263,127
Telecommunications - Wireless - 4.7%
Clearwire Corp., 12%, 2015 (n)	$335,000	$292,286
Cricket Communications, Inc., 7.75%, 2016	135,000	142,425
Cricket Communications, Inc., 7.75%, 2020	220,000	201,300
Crown Castle International Corp., 9%, 2015	215,000	233,811
Crown Castle International Corp., 7.125%, 2019	345,000	370,444
Digicel Group Ltd., 8.25%, 2017 (n)	235,000	236,175
Digicel Group Ltd., 10.5%, 2018 (n)	100,000	102,000
MetroPCS Wireless, Inc., 7.875%, 2018	90,000	90,900
Sprint Capital Corp., 6.875%, 2028	140,000	103,950
Sprint Nextel Corp., 6%, 2016	205,000	187,575
Sprint Nextel Corp., 8.375%, 2017	310,000	297,600
Sprint Nextel Corp., 9%, 2018 (n)	100,000	108,250
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	250,000	212,500
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	410,000	350,550

		$2,929,766
Telephone Services - 0.6%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$100,000	$107,250
Level 3 Financing, Inc., 9.375%, 2019	155,000	164,688
Level 3 Financing, Inc., 8.625%, 2020 (n)	80,000	81,600

		$353,538
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$146,000	$134,320

Transportation - Services - 3.9%
ACL I Corp., 10.625%, 2016 (n)(p)	$188,684	$180,239
Aguila American Resources Ltd., 7.875%, 2018 (n)	300,000	306,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	$83,993	$79,794
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	50,000	51,750
Avis Budget Car Rental LLC, 8.25%, 2019	80,000	82,800
Avis Budget Car Rental LLC, 9.75%, 2020	95,000	104,025
CEVA Group PLC, 8.375%, 2017 (n)	290,000	282,025
Commercial Barge Line Co., 12.5%, 2017	355,000	402,036
Hertz Corp., 7.5%, 2018	62,000	64,558
Navios Maritime Acquisition Corp., 8.625%, 2017	260,000	244,400
Navios Maritime Holdings, Inc., 8.875%, 2017	125,000	128,125
Swift Services Holdings, Inc., 10%, 2018	470,000	505,250

		$2,431,002
Utilities - Electric Power - 6.2%
AES Corp., 8%, 2017	$390,000	$432,900
Atlantic Power Corp., 9%, 2018 (z)	130,000	131,950
Calpine Corp., 8%, 2016 (n)	415,000	445,086
Calpine Corp., 7.875%, 2020 (n)	215,000	227,900
Covanta Holding Corp., 7.25%, 2020	220,000	238,817
Covanta Holding Corp., 6.375%, 2022	70,000	72,582
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	135,000	146,813
Edison Mission Energy, 7%, 2017	155,000	82,925
EDP Finance B.V., 6%, 2018 (n)	315,000	277,320
Energy Future Holdings Corp., 10%, 2020	270,000	286,875
Energy Future Holdings Corp., 10%, 2020	515,000	554,913
Energy Future Holdings Corp., 11.75%, 2022 (n)	125,000	127,500
GenOn Energy, Inc., 9.875%, 2020	475,000	439,375
NRG Energy, Inc., 7.375%, 2017	105,000	108,413
NRG Energy, Inc., 8.25%, 2020	200,000	197,000
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	83,750

		$3,854,119
Total Bonds (Identified Cost, $78,208,928)		$78,300,836

Preferred Stocks - 0.7%
Other Banks & Diversified Financials - 0.7%
Ally Financial, Inc., 7% (z)	100	$85,744
Ally Financial, Inc., “A”, 8.5%	8,010	174,618
GMAC Capital Trust I, 8.125%	5,675	130,071
Total Preferred Stocks (Identified Cost, $443,217)		$390,433

Convertible Bonds - 0.4%
Network & Telecom - 0.4%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $256,638) (a)(d)	$260,000	$257,400

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.3%
Issuer	Shares/Par	Value ($)

Automotive - 0.0%
Accuride Corp. (a)	4,099	$24,266

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	30	$87,750

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	7,229	$40,121

Special Products & Services - 0.1%
Mark IV Industries LLC, Common Units, “A” (a)	790	$27,650
Total Common Stocks (Identified Cost, $410,061)		$179,787

Floating Rate Loans (g)(r) - 0.2%
Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$80,705	$74,081

Utilities - Electric Power - 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$23,014	$23,283
Dynegy Power LLC, Term Loan, 9.25%, 2016	34,521	35,499

		$58,782
Total Floating Rate Loans (Identified Cost, $136,906)		$132,863

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75% (Identified Cost, $145,500)	2,910	$106,855

Warrants - 0.1%
	Strike Price	First Exercise
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $51,567) (a)	$0.01	12/24/24	27	$78,975

Money Market Funds - 4.3%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)			2,679,442	$2,679,442
Total Investments (Identified Cost, $82,332,259)				$82,126,591

Other Assets, Less Liabilities - (32.6)%				(20,168,205)
Net Assets - 100.0%				$61,958,386

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,663,358 representing 35.0% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$93,750	$85,744
American Media, Inc., 13.5%, 2018	12/22/10	28,601	24,258
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	128,694	131,950
Avaya, Inc., 7%, 2019	5/24/12	41,177	40,275
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051	6/19/08	329,384	77,864
Dematic S.A., 8.75%, 2016	4/19/11	202,446	207,000
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	202,361	206,000
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	20,000	20,550
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	104,232	102,494
Heckler & Koch GmbH, 9.5%, 2018	5/10/11	162,813	98,116
Heckmann Corp., 9.875%, 2018	4/04/12	109,397	104,500
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	88,249	94,050
LBI Media, Inc., 8.5%, 2017	7/18/07	148,465	30,000
Libbey Glass, Inc., 6.875%, 2020	5/11/12	80,000	80,200
Local TV Finance LLC, 9.25%, 2015	5/02/07-2/16/11	269,734	273,849
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	117,843	121,200
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	136,813	143,100
Prestige Brands, Inc., 8.125%, 2020	1/24/12	20,000	21,600
Rite Aid Corp., 9.25%, 2020	5/03/12-5/21/12	94,524	90,963
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019	5/30/12	40,000	40,900

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020	5/24/12	$80,000	$80,800
Tekni-Plex, Inc., 9.75%, 2019	5/10/12	39,504	39,700
Townsquare Radio LLC, 9%, 2019	3/30/12	99,017	102,500
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-5/25/12	49,904	50,250
Total Restricted Securities			$2,267,863
% of Net assets			3.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 5/31/12

Forward Foreign Currency Exchange Contracts at 5/31/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	676,541	7/13/12	$884,564	$836,719	$47,845

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $79,652,817)	$79,447,149
Underlying affiliated funds, at cost and value	2,679,442
Total investments, at value (identified cost, $82,332,259)	$82,126,591
Cash	14
Receivables for
Forward foreign currency exchange contracts	47,845
Investments sold	286,615
Interest and dividends	1,660,829
Other assets	16,003
Total assets	$84,137,897
Liabilities
Notes payable	$22,000,000
Payables for
Investments purchased	89,904
Payable to affiliates
Investment adviser	13,710
Transfer agent and dividend disbursing costs	472
Payable for independent Trustees’ compensation	1,619
Accrued interest expense	39,831
Accrued expenses and other liabilities	33,975
Total liabilities	$22,179,511
Net assets	$61,958,386
Net assets consist of
Paid-in capital	$78,944,502
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(158,364)
Accumulated net realized gain (loss) on investments and foreign currency	(16,591,809)
Accumulated distributions in excess of net investment income	(235,943)
Net assets	$61,958,386
Shares of beneficial interest outstanding	20,993,341
Net asset value per share (net assets of $61,958,386 / 20,993,341 shares of beneficial interest outstanding)	$2.95

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,302,455
Dividends	27,826
Dividends from underlying affiliated funds	1,241
Total investment income	$3,331,522
Expenses
Management fee	$356,166
Transfer agent and dividend disbursing costs	10,984
Administrative services fee	9,683
Independent Trustees’ compensation	7,154
Stock exchange fee	11,881
Custodian fee	5,780
Interest expense	120,619
Shareholder communications	17,099
Audit and tax fees	35,905
Legal fees	2,400
Miscellaneous	15,299
Total expenses	$592,970
Fees paid indirectly	(23)
Reduction of expenses by investment adviser	(51,995)
Net expenses	$540,952
Net investment income	$2,790,570
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(735,325)
Foreign currency	31,903
Net realized gain (loss) on investments and foreign currency	$(703,422)
Change in unrealized appreciation (depreciation)
Investments	$3,533,329
Translation of assets and liabilities in foreign currencies	38,305
Net unrealized gain (loss) on investments and foreign currency translation	$3,571,634
Net realized and unrealized gain (loss) on investments and foreign currency	$2,868,212
Change in net assets from operations	$5,658,782

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/12 (unaudited)	Year ended 11/30/11
From operations
Net investment income	$2,790,570	$5,569,128
Net realized gain (loss) on investments and foreign currency	(703,422)	586,229
Net unrealized gain (loss) on investments and foreign currency translation	3,571,634	(3,567,034)
Change in net assets from operations	$5,658,782	$2,588,323
Distributions declared to shareholders
From net investment income	$(3,333,073)	$(6,390,463)
Change in net assets from fund share transactions	$221,552	$121,235
Total change in net assets	$2,547,261	$(3,680,905)
Net assets
At beginning of period	59,411,125	63,092,030
At end of period (including accumulated distributions in excess of net investment income of $235,943 and undistributed net investment income of $306,560, respectively)	$61,958,386	$59,411,125

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/12 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Net increase in net assets from operations	$5,658,782
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(20,249,035)
Proceeds from disposition of investment securities	21,729,871
Purchases of short-term investments, net	(1,718,128)
Realized gain/loss on investments	735,325
Unrealized appreciation/depreciation on investments	(3,533,329)
Unrealized appreciation/depreciation on foreign currency contracts	(38,578)
Net amortization/accretion of income	63,927
Decrease in dividends and interest receivable	117,233
Decrease in accrued expenses and other liabilities	(44,348)
Increase in other assets	(11,335)
Net cash provided by operating activities	$2,710,385
Cash flows from financing activities:
Distributions paid in cash	(3,111,521)
Decrease in interest payable	(3,442)
Net cash used by financing activities	$(3,114,963)
Net decrease in cash	$(404,578)
Cash:
Beginning of period	$404,592
End of period	$14

Supplementary disclosure of cash flow information: cash paid during the year for interest $124,061.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009		2008	2007

Net asset value, beginning of period	$2.84		$3.02	$2.72	$1.72		$3.47	$3.64
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.29	$0.28		$0.33	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.14		(0.14)	0.28	1.01		(1.76)	(0.18)
Total from investment operations	$0.27		$0.13	$0.57	$1.29		$(1.43)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.27)	$(0.29)		$(0.32)	$(0.28)
Net increase from repurchase of capital shares	$—		$—	$—	$0.00	(w)	$0.00 (w)	$—
Net asset value, end of period (x)	$2.95		$2.84	$3.02	$2.72		$1.72	$3.47
Market value, end of period	$3.03		$2.85	$3.01	$2.42		$1.35	$2.97
Total return at market value (%)	12.13	(n)	4.90	36.61	107.88		(48.49)	(6.95)
Total return at net asset value (%) (j)(r)(s)(x)	9.56	(n)	4.19	21.94	83.39		(43.83)	3.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.92	2.31	2.85		3.55	3.35
Expenses after expense reductions (f)	1.74	(a)	1.81	1.88	2.16		2.81	3.24
Net investment income	8.96	(a)	8.83	9.85	12.69		10.80	7.97
Portfolio turnover	20		60	57	45		62	90
Net assets at end of period (000 omitted)	$61,958		$59,411	$63,092	$56,684		$35,926	$72,833

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	1.35	(a)	1.35	1.03	1.08	1.01	1.04
Senior Securities:
Total notes payable outstanding (000 omitted)	$22,000		$22,000	$22,000	$21,000	$17,000	$28,500
Asset coverage per $1,000 of indebtedness (k)	$3,816		$3,701	$3,868	$3,699	$3,113	$3,556
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the trust’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are

Notes to Financial Statements (unaudited) – continued

primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment

Notes to Financial Statements (unaudited) – continued

characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$435,810	$280,119	$40,121	$756,050
Corporate Bonds	—	66,929,903	—	66,929,903
Commercial Mortgage-Backed Securities	—	189,882	—	189,882
Asset-Backed Securities (including CDOs)	—	102,494	—	102,494
Foreign Bonds	—	11,335,957	—	11,335,957
Floating Rate Loans	—	132,863	—	132,863
Mutual Funds	2,679,442	—	—	2,679,442
Total Investments	$3,115,252	$78,971,218	$40,121	$82,126,591

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$47,845	$—	$47,845

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/11	$85,953
Change in unrealized appreciation (depreciation)	(45,832)
Balance as of 5/31/12	$40,121

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2012 is $(45,832).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$47,845

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$33,404	$—
Equity	—	(31,079)
Total	$33,404	$(31,079)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$38,578

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an

Notes to Financial Statements (unaudited) – continued

offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For

Notes to Financial Statements (unaudited) – continued

hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum

Notes to Financial Statements (unaudited) – continued

exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting

Notes to Financial Statements (unaudited) – continued

principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended November 30, 2011, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/11
Ordinary income (including any short-term capital gains)	$6,390,463

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/12
Cost of investments	$82,547,193
Gross appreciation	2,903,123
Gross depreciation	(3,323,725)
Net unrealized appreciation (depreciation)	$(420,602)

As of 11/30/11
Undistributed ordinary income	386,910
Capital loss carryforwards	(15,561,383)
Post-October capital loss deferral	(265,514)
Other temporary differences	(71,351)
Net unrealized appreciation (depreciation)	$(3,800,487)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
11/30/13	$(71,539)
11/30/14	(2,075,017)
11/30/16	(5,956,332)
11/30/17	(6,983,828)
11/30/18	(474,667)
Total	$(15,561,383)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“Net leverage income”); provided, however, if the fund’s net leverage income is less than zero, the adviser pays the fund the percentage indicated of the fund’s net leverage income.

The management fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 1.14% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that the total annual fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the six months ended May 31, 2012, this reduction amounted to $51,861 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2012, these fees paid to MFSC amounted to $2,869.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.0311% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities is $1,583 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $393 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $134, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is

Notes to Financial Statements (unaudited) – continued

included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $16,270,854 and $17,441,749, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2012 and the year ended November 31, 2011, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 5/31/12		Year ended 11/30/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	74,587	$221,552	41,921	$121,235

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $30,000,000. This credit agreement matured on January 13, 2012. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $30,000,000 on substantially similar terms for an additional 365 day period which matures on January 11, 2013. At May 31, 2012, the fund had outstanding borrowings under this agreement in the amount of $22,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered Level 2 under the fair value hierarchy. Borrowing under this agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense in the amount of $120,619 during the period in connection with this loan agreement. The fund also incurred a commitment fee of $4,003 based on the average daily unused portion of the revolving line of credit which is reported in “Miscellaneous” expense on the Statement of Operations. For the six months ended May 31, 2012, the average loan balance was $22,000,000 at a weighted average annual interest rate of 1.10%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	961,314	11,742,789	(10,024,661)	2,679,442

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,241	$2,679,442

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MFS Intermediate High Income Fund:

We have reviewed the accompanying statement of assets and liabilities of the MFS Intermediate High Income Fund (the Fund), including the portfolio of investments, as of May 31, 2012, and the related statements of operations and cash flows, changes in net assets, and financial highlights for the six-month period ended May 31, 2012. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2011, and the financial highlights for each of the five years in the period ended November 30, 2011, and in our report dated January 13, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CIF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/11-12/31/11	0	N/A	0	2,087,683
1/01/12-1/31/12	0	N/A	0	2,087,683
2/01/12-2/28/12	0	N/A	0	2,087,683
3/01/12-3/31/12	0	N/A	0	2,095,336
4/01/12-4/30/12	0	N/A	0	2,095,336
5/01/12-5/31/12	0	N/A	0	2,095,336

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2012 plan year is 2,095,336.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.